Investment in Equity Accounted Joint Ventures - Schedule of Participation in Investments That Are Accounted For Using The Equity Method (Detail)	Jun. 30, 2021	Dec. 31, 2020
Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Luna Pool Agency Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%